Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2018
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2018		2017
Transmission rights	Ps.	10,292,207	Ps.	8,210,722
Programming		6,723,331		5,838,665
		17,015,538		14,049,387
Non-current portion of:
Transmission rights		5,903,917		4,809,998
Programming		3,325,898		3,348,523
		9,229,815		8,158,521
Current portion of transmission rights and programming	Ps.	7,785,723	Ps.	5,890,866